Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Rental income	$ 108,021	$ 103,875
Tenant reimbursements	25,652	26,513
Property management fee revenue	631	574
Other rental income	0	124
Total revenues	134,304	131,086
Expenses:
Property operating costs	52,892	51,691
Depreciation	29,420	26,852
Amortization	9,117	12,614
General and administrative	4,549	5,257
Operating Expenses	95,978	96,414
Real estate operating income	38,326	34,672
Other income (expense):
Interest expense	(16,373)	(16,537)
Interest and other income (expense)	(1,277)	97
Net casualty loss	(161)	0
Equity in income of unconsolidated joint ventures	395	170
Nonoperating Income (Expense)	(17,416)	(16,270)
Income from continuing operations	20,910	18,402
Discontinued operations:
Operating income	147	999
Impairment loss	(6,402)	0
Gain on sale of real estate assets	0	17,830
Income/(loss) from discontinued operations	(6,255)	18,829
Net income	14,655	37,231
Less: Net income attributable to noncontrolling interest	(4)	(4)
Net income attributable to Piedmont	$ 14,651	$ 37,227
Per share information – basic and diluted:
Income from continuing operations (in dollars per share)	$ 0.13	$ 0.11
Income/(loss) from discontinued operations (in dollars per share)	$ (0.04)	$ 0.11
Net income available to common stockholders (in dollars per share)	$ 0.09	$ 0.22
Weighted-average common shares outstanding – basic	167,555,407	172,629,748
Weighted-average common shares outstanding – diluted	167,810,319	172,873,930